Related Party Transactions - Schedule of Loans Payable to Related Parties (Parentheticals) (Details) - Related Party [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Schedule of Loans Payable to Related Parties [Line Items]
Net of debt discount	$ 0	$ 25,297
Promissory note issued to Mark Porter [Member]
Schedule of Loans Payable to Related Parties [Line Items]
Interest, unsecured	9.00%
Matured date	Dec. 31, 2025
Convertible promissory note issued to Mark Porter [Member]
Schedule of Loans Payable to Related Parties [Line Items]
Matured date	Dec. 31, 2025
Interest, secured	12.00%
Net of debt discount	$ 0	$ 10,968
Convertible promissory note issued to Mark Porter One [Member]
Schedule of Loans Payable to Related Parties [Line Items]
Interest, unsecured	18.00%
Matured date	Mar. 25, 2025